DESCRIPTION OF THE PLANS	12 Months Ended
Dec. 31, 2025
BP Employee Savings Plan (Plan No. 001)
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLANS	DESCRIPTION OF THE PLANS
The accompanying financial statements comprise employee savings plans sponsored by BP Corporation North America Inc. (the “Company”) that participate in the BP Master Trust for Employee Savings Plans (the “Master Trust”). The Company is an indirect wholly owned subsidiary of BP p.l.c. (“BP”).

The following description of the BP Employee Savings Plan, the BP Partnership Savings Plan, the BP DirectSave Plan, the BPX Energy Employee Savings Plan and the Archaea Employee Savings Plan (the “Plans”) provides only general information. Participants should refer to the applicable Plan document and Summary Plan Description for additional information. The Plans are subject to and comply with the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”).

The purpose of the Plans is to encourage eligible employees to regularly save part of their earnings and to assist them in accumulating additional financial security for their retirement. The Plans provide that both participant contributions and Company matching contributions be held in a trust by an independent trustee for the benefit of participating employees. All plan assets are held in the Master Trust. The trustee of the Master Trust is State Street Bank and Trust Company (“State Street”).

Fidelity Workplace Services, LLC ("Fidelity") is the recordkeeper for the Plans. The Company is the Plan sponsor and the Company’s Reward Delivery Manager, US Retirement Plans is the Plan Administrator for the Plans.

General

BP Employee Savings Plan

The BP Employee Savings Plan (“ESP”) was established on July 1, 1955. Generally, an employee of the Company (or a participating affiliate) is eligible to participate in ESP immediately upon the date of hire. Employees who are represented by a labor organization that has bargained for and agreed to the provisions of ESP are also eligible.

Under ESP, participating employees may contribute up to 80 percent of their qualified pay on a pre-tax, after-tax and/or Roth 401(k) basis, subject to Internal Revenue Service (“IRS”) limits. Participants who attain the age of 50 before the end of the applicable plan year are eligible to make additional elective deferrals (catch-up contributions), subject to IRS limits. From January 1 through June 30, 2025, a specified portion of the employee contribution, up to a maximum of 7 percent of compensation, as defined under ESP, is matched each pay period by the Company.
Beginning July 1, 2025, a specified portion of the employee contribution, up to a maximum of 4 percent of compensation, as defined under ESP, is matched each pay period by the Company. Participants are permitted to rollover amounts into ESP representing distributions from other qualified plans.

Beginning July 1, 2025, the Company will contribute each pay period to the Master Trust, a nonelective employer contribution. The contribution will be allocated to the account of each participant who is an active participant during such pay period. The amount for investment is equal to 3 percent of such participant’s compensation as defined by ESP during such pay period provided, however, that nonelective employer contributions made with respect to a calendar year on behalf of a participant may not exceed the IRS limitations.

ESP includes an auto-enrollment provision whereby all eligible new hires and rehires are automatically enrolled in ESP unless they affirmatively elect not to participate. Automatically enrolled participants have their pre-tax deferral rate set at 7 percent of eligible compensation and their contributions invested in a target date fund nearest the employee’s retirement date (assumed to be at age 65).

Participants may convert eligible assets into Roth 401(k) accounts within ESP.

The benefit to which a participant is entitled is the benefit that can be provided by the participant’s vested account balance. Participants are immediately and fully vested in their participant contribution accounts. Full vesting in Company contribution accounts occurs with three years of vesting service. ESP will use forfeitures to reduce future Company contributions. During the 2025 plan year, $3,378,179 were used to reduce Company contributions. At December 31, 2025 and 2024, forfeited non-vested accounts totaled $478,969 and $625,874, respectively.
Plan Mergers

The BP Launchpad 401(k) Plan was merged into ESP effective March 31, 2025 and participant account balances of $2.5 million were transferred into ESP during the year ended December 31, 2025.

Transfers in due to plan mergers are recorded as "Transfers into the plan / Plan Merger" in the statement of changes in net assets available for benefits.

Investment Options

Investment options offered under the Plans include target date funds, equity and fixed-income (bond) index funds, a short-term investment fund, a stable value investment option ("Income Fund") and BP American Depository Shares (“BP ADS”) (the BP Stock Fund). The Income Fund invests in fully benefit-responsive investment contracts ("Synthetic Guaranteed Investment Contracts") that simulate the performance of a Guaranteed Investment Contract, whereby participants execute plan transactions at contract value.

On July 1, 2025, the Plan allowed an optional self-directed brokerage account as part of the investment options. This allows electing participants to invest up to 100% of their account in broader open-end mutual funds with all investment risk and additional fees carried by the participants. Enrolled participants direct investments through a recordkeeper sponsored brokerage account (“Fidelity BrokerageLink”).

Participants may change the percentage they contribute and the investment direction of their contributions daily. Company contributions are made in the form of cash contributions and are invested in funds selected by participants.

Participants may elect to sell any portion of their investment fund(s) and reinvest the proceeds in one or more of the other available investment alternatives. Except where the fund provider, the recordkeeper, or the Plan has restrictions or takes discretionary action responsive to frequent trading or market timing concerns, there are no restrictions on the number of transactions a participant may authorize during the year.

Administrative Expenses/Fund Management Fees
Fees related to the administration of participant loans and overnight delivery charges are deducted from the applicable participant’s account. All reasonable and necessary administrative expenses are paid out of the Master Trust or paid by the Company. Generally, fees and expenses related to investment management of each investment option are paid out of the respective funds. As a result, the returns on those investments are net of the investment management fees. The Plans offer a managed accounts service to participants, which is an investment management service provided by Fidelity. Advisory fees related to this service are paid by participants who elect to participate.

Payment of Benefits

Participants may elect to receive in-service withdrawals subject to various restrictions as described in the applicable Plan document. Upon termination of employment, a participant may elect to receive his or her vested account balance in a lump-sum payment or in installments. A participant may also elect to defer receipt of his or her vested account balance, partially or wholly, to a later date.

Notes Receivable from Participants

Participants are eligible to borrow from their account balances in the Plans. Loans are made in the form of cash and the amount may not exceed the lesser of 50 percent of the market value of the total vested participant’s account or $50,000 less the participant’s highest loan balance outstanding during the preceding 12 months, disregarding nonelective employer contribution account and any amount subject to QDRO (Qualified Domestic Relations Order). The minimum loan amount is $1,000. Interest rates charged on unpaid balances are fixed for the duration of the loan. The interest rate charged for ESP, PSP, BPX, and AESP is determined by the Plan Administrator based on the prevailing rates charged on similar commercial loans plus 1%. The interest rate charged for DSP is determined by the Plan Administrator based on the prevailing rates charged on similar commercial loans. Repayment of loan principal and interest is generally made by payroll deductions which are credited to the participant’s account. The loan repayment period is limited to five years for a general purpose loan and 15 years for a loan used to purchase or build a principal residence.

Contribution Policy

Employee contributions are recorded when withheld. Employer matching and nonelective contributions are recorded when earned.

Plan Termination

Although it has not expressed any intention to do so, the Company has the right under the Plans to discontinue its contributions at any time and to terminate the Plans subject to the provisions set forth in ERISA. In the event of a plan termination, participants would become 100 percent vested in their accounts.

BP Partnership Savings Plan (Plan No. 051)
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLANS	DESCRIPTION OF THE PLANS
The accompanying financial statements comprise employee savings plans sponsored by BP Corporation North America Inc. (the “Company”) that participate in the BP Master Trust for Employee Savings Plans (the “Master Trust”). The Company is an indirect wholly owned subsidiary of BP p.l.c. (“BP”).

The following description of the BP Employee Savings Plan, the BP Partnership Savings Plan, the BP DirectSave Plan, the BPX Energy Employee Savings Plan and the Archaea Employee Savings Plan (the “Plans”) provides only general information. Participants should refer to the applicable Plan document and Summary Plan Description for additional information. The Plans are subject to and comply with the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”).

The purpose of the Plans is to encourage eligible employees to regularly save part of their earnings and to assist them in accumulating additional financial security for their retirement. The Plans provide that both participant contributions and Company matching contributions be held in a trust by an independent trustee for the benefit of participating employees. All plan assets are held in the Master Trust. The trustee of the Master Trust is State Street Bank and Trust Company (“State Street”).

Fidelity Workplace Services, LLC ("Fidelity") is the recordkeeper for the Plans. The Company is the Plan sponsor and the Company’s Reward Delivery Manager, US Retirement Plans is the Plan Administrator for the Plans.

General
BP Partnership Savings Plan

The BP Partnership Savings Plan (“PSP”) was established on April 1, 1988. Employees associated with the BP Pulse sub-entity and certain salaried employees of the Company who are associated with Global Business Services Americas and BP Products North America Inc. are eligible to participate in PSP immediately upon the date of hire.
Under PSP, participating employees may contribute up to 80 percent of their qualified pay on a pre-tax, after-tax and/or Roth 401(k) basis, subject to IRS limits. Participants who attain the age of 50 before the end of the applicable plan year are eligible to make additional elective deferrals (catch-up contributions), subject to IRS limits.

From January 1 through June 30, 2025, a specified portion of the employee contribution, up to a maximum of 3 percent of compensation, as defined under PSP, is matched each pay period by the Company. Beginning July 1, 2025, a specified portion of the employee contribution, up to a maximum of 4 percent of compensation, as defined under PSP, is matched each pay period by the Company. Participants are permitted to rollover amounts into PSP representing distributions from other qualified plans.

PSP includes an auto-enrollment provision whereby all eligible new hires and rehires are automatically enrolled in PSP unless they affirmatively elect not to participate. From January 1 through June 30, 2025, automatically enrolled participants have their pre-tax deferral rate set at 3 percent of eligible compensation and their contributions invested in a target date fund nearest the employee’s retirement date (assumed to be at age 65). Beginning July 1, 2025, automatically enrolled participants have their pre-tax deferral rate set at 4 percent of eligible compensation and their contributions invested in a target date fund nearest the employee’s retirement date (assumed to be at age 65).

Participants may convert eligible assets into Roth 401(k) accounts within PSP.

The benefit to which a participant is entitled is the benefit that can be provided by the participant’s vested account balance. Participants are immediately and fully vested in their participant contribution accounts. Full vesting in Company contribution accounts occurs with three years of vesting service. PSP will use forfeitures to reduce future Company contributions. During the 2025 plan year, $144,318 were used to reduce Company contributions. At December 31, 2025 and 2024, forfeited non-vested accounts totaled $3,774 and $70,300, respectively.
Investment Options

Investment options offered under the Plans include target date funds, equity and fixed-income (bond) index funds, a short-term investment fund, a stable value investment option ("Income Fund") and BP American Depository Shares (“BP ADS”) (the BP Stock Fund). The Income Fund invests in fully benefit-responsive investment contracts ("Synthetic Guaranteed Investment Contracts") that simulate the performance of a Guaranteed Investment Contract, whereby participants execute plan transactions at contract value.

On July 1, 2025, the Plan allowed an optional self-directed brokerage account as part of the investment options. This allows electing participants to invest up to 100% of their account in broader open-end mutual funds with all investment risk and additional fees carried by the participants. Enrolled participants direct investments through a recordkeeper sponsored brokerage account (“Fidelity BrokerageLink”).

Participants may change the percentage they contribute and the investment direction of their contributions daily. Company contributions are made in the form of cash contributions and are invested in funds selected by participants.

Participants may elect to sell any portion of their investment fund(s) and reinvest the proceeds in one or more of the other available investment alternatives. Except where the fund provider, the recordkeeper, or the Plan has restrictions or takes discretionary action responsive to frequent trading or market timing concerns, there are no restrictions on the number of transactions a participant may authorize during the year.

Administrative Expenses/Fund Management Fees
Fees related to the administration of participant loans and overnight delivery charges are deducted from the applicable participant’s account. All reasonable and necessary administrative expenses are paid out of the Master Trust or paid by the Company. Generally, fees and expenses related to investment management of each investment option are paid out of the respective funds. As a result, the returns on those investments are net of the investment management fees. The Plans offer a managed accounts service to participants, which is an investment management service provided by Fidelity. Advisory fees related to this service are paid by participants who elect to participate.

Payment of Benefits

Participants may elect to receive in-service withdrawals subject to various restrictions as described in the applicable Plan document. Upon termination of employment, a participant may elect to receive his or her vested account balance in a lump-sum payment or in installments. A participant may also elect to defer receipt of his or her vested account balance, partially or wholly, to a later date.

Notes Receivable from Participants

Participants are eligible to borrow from their account balances in the Plans. Loans are made in the form of cash and the amount may not exceed the lesser of 50 percent of the market value of the total vested participant’s account or $50,000 less the participant’s highest loan balance outstanding during the preceding 12 months, disregarding nonelective employer contribution account and any amount subject to QDRO (Qualified Domestic Relations Order). The minimum loan amount is $1,000. Interest rates charged on unpaid balances are fixed for the duration of the loan. The interest rate charged for ESP, PSP, BPX, and AESP is determined by the Plan Administrator based on the prevailing rates charged on similar commercial loans plus 1%. The interest rate charged for DSP is determined by the Plan Administrator based on the prevailing rates charged on similar commercial loans. Repayment of loan principal and interest is generally made by payroll deductions which are credited to the participant’s account. The loan repayment period is limited to five years for a general purpose loan and 15 years for a loan used to purchase or build a principal residence.

Contribution Policy

Employee contributions are recorded when withheld. Employer matching and nonelective contributions are recorded when earned.

Plan Termination

Although it has not expressed any intention to do so, the Company has the right under the Plans to discontinue its contributions at any time and to terminate the Plans subject to the provisions set forth in ERISA. In the event of a plan termination, participants would become 100 percent vested in their accounts.

BP DirectSave Plan (Plan No. 052)
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLANS	DESCRIPTION OF THE PLANS
The accompanying financial statements comprise employee savings plans sponsored by BP Corporation North America Inc. (the “Company”) that participate in the BP Master Trust for Employee Savings Plans (the “Master Trust”). The Company is an indirect wholly owned subsidiary of BP p.l.c. (“BP”).

The following description of the BP Employee Savings Plan, the BP Partnership Savings Plan, the BP DirectSave Plan, the BPX Energy Employee Savings Plan and the Archaea Employee Savings Plan (the “Plans”) provides only general information. Participants should refer to the applicable Plan document and Summary Plan Description for additional information. The Plans are subject to and comply with the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”).

The purpose of the Plans is to encourage eligible employees to regularly save part of their earnings and to assist them in accumulating additional financial security for their retirement. The Plans provide that both participant contributions and Company matching contributions be held in a trust by an independent trustee for the benefit of participating employees. All plan assets are held in the Master Trust. The trustee of the Master Trust is State Street Bank and Trust Company (“State Street”).

Fidelity Workplace Services, LLC ("Fidelity") is the recordkeeper for the Plans. The Company is the Plan sponsor and the Company’s Reward Delivery Manager, US Retirement Plans is the Plan Administrator for the Plans.

General
BP DirectSave Plan

The BP DirectSave Plan (“DSP”) was established on April 1, 1988. Employees of the Company and its subsidiaries who are employees at Company-operated retail locations are eligible to participate in the DSP immediately upon the date of hire.

Under DSP, participating employees may contribute up to 80 percent of their qualified pay on a pre-tax, after-tax and/or Roth 401(k) basis, subject to IRS limits. Participants who attain the age of 50 before the end of the applicable year are eligible to make additional elective deferrals (catch-up contributions), subject to IRS limits. Eligible participants must complete six months of Company service to be eligible for Company matching contributions. Once eligible, a specified portion of the employee contribution, up to a maximum of 4 percent of compensation, as defined under DSP, is matched each pay period by the Company. Participants are permitted to rollover amounts into DSP representing distributions from other qualified plans.

A participant may convert eligible assets into Roth 401(k) accounts within DSP.

The benefit to which a participant is entitled is the benefit that can be provided by the participant’s vested account balance. Participants are immediately and fully vested in their participant contribution accounts. Participants are immediately and fully vested in Company matching contributions made on or after April 1, 2023. Vesting in Company contributions made before April 1, 2023, occurred at 25 percent after two years of vesting service and 100 percent after three years of vesting service. DSP will use forfeitures to reduce future Company contributions. During the 2025 plan year, $138,866 were used to reduce Company contributions. At December 31, 2025 and 2024, forfeited non-vested accounts totaled $30,435 and $157,085, respectively.
Investment Options

Investment options offered under the Plans include target date funds, equity and fixed-income (bond) index funds, a short-term investment fund, a stable value investment option ("Income Fund") and BP American Depository Shares (“BP ADS”) (the BP Stock Fund). The Income Fund invests in fully benefit-responsive investment contracts ("Synthetic Guaranteed Investment Contracts") that simulate the performance of a Guaranteed Investment Contract, whereby participants execute plan transactions at contract value.

On July 1, 2025, the Plan allowed an optional self-directed brokerage account as part of the investment options. This allows electing participants to invest up to 100% of their account in broader open-end mutual funds with all investment risk and additional fees carried by the participants. Enrolled participants direct investments through a recordkeeper sponsored brokerage account (“Fidelity BrokerageLink”).

Participants may change the percentage they contribute and the investment direction of their contributions daily. Company contributions are made in the form of cash contributions and are invested in funds selected by participants.

Participants may elect to sell any portion of their investment fund(s) and reinvest the proceeds in one or more of the other available investment alternatives. Except where the fund provider, the recordkeeper, or the Plan has restrictions or takes discretionary action responsive to frequent trading or market timing concerns, there are no restrictions on the number of transactions a participant may authorize during the year.

Administrative Expenses/Fund Management Fees
Fees related to the administration of participant loans and overnight delivery charges are deducted from the applicable participant’s account. All reasonable and necessary administrative expenses are paid out of the Master Trust or paid by the Company. Generally, fees and expenses related to investment management of each investment option are paid out of the respective funds. As a result, the returns on those investments are net of the investment management fees. The Plans offer a managed accounts service to participants, which is an investment management service provided by Fidelity. Advisory fees related to this service are paid by participants who elect to participate.

Payment of Benefits

Participants may elect to receive in-service withdrawals subject to various restrictions as described in the applicable Plan document. Upon termination of employment, a participant may elect to receive his or her vested account balance in a lump-sum payment or in installments. A participant may also elect to defer receipt of his or her vested account balance, partially or wholly, to a later date.

Notes Receivable from Participants

Participants are eligible to borrow from their account balances in the Plans. Loans are made in the form of cash and the amount may not exceed the lesser of 50 percent of the market value of the total vested participant’s account or $50,000 less the participant’s highest loan balance outstanding during the preceding 12 months, disregarding nonelective employer contribution account and any amount subject to QDRO (Qualified Domestic Relations Order). The minimum loan amount is $1,000. Interest rates charged on unpaid balances are fixed for the duration of the loan. The interest rate charged for ESP, PSP, BPX, and AESP is determined by the Plan Administrator based on the prevailing rates charged on similar commercial loans plus 1%. The interest rate charged for DSP is determined by the Plan Administrator based on the prevailing rates charged on similar commercial loans. Repayment of loan principal and interest is generally made by payroll deductions which are credited to the participant’s account. The loan repayment period is limited to five years for a general purpose loan and 15 years for a loan used to purchase or build a principal residence.

Contribution Policy

Employee contributions are recorded when withheld. Employer matching and nonelective contributions are recorded when earned.

Plan Termination

Although it has not expressed any intention to do so, the Company has the right under the Plans to discontinue its contributions at any time and to terminate the Plans subject to the provisions set forth in ERISA. In the event of a plan termination, participants would become 100 percent vested in their accounts.

BPX Energy Employee Savings Plan (Plan No. 100)
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLANS	DESCRIPTION OF THE PLANS
The accompanying financial statements comprise employee savings plans sponsored by BP Corporation North America Inc. (the “Company”) that participate in the BP Master Trust for Employee Savings Plans (the “Master Trust”). The Company is an indirect wholly owned subsidiary of BP p.l.c. (“BP”).

The following description of the BP Employee Savings Plan, the BP Partnership Savings Plan, the BP DirectSave Plan, the BPX Energy Employee Savings Plan and the Archaea Employee Savings Plan (the “Plans”) provides only general information. Participants should refer to the applicable Plan document and Summary Plan Description for additional information. The Plans are subject to and comply with the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”).

The purpose of the Plans is to encourage eligible employees to regularly save part of their earnings and to assist them in accumulating additional financial security for their retirement. The Plans provide that both participant contributions and Company matching contributions be held in a trust by an independent trustee for the benefit of participating employees. All plan assets are held in the Master Trust. The trustee of the Master Trust is State Street Bank and Trust Company (“State Street”).

Fidelity Workplace Services, LLC ("Fidelity") is the recordkeeper for the Plans. The Company is the Plan sponsor and the Company’s Reward Delivery Manager, US Retirement Plans is the Plan Administrator for the Plans.

General
BPX Energy Employee Savings Plan

The BPX Energy Employee Savings Plan (“BPX”) was established on January 1, 2015. Employees of the Company and its subsidiaries who are working in the BPX energy unit are eligible to participate in BPX. Participants were previously eligible to participate in ESP. Account balances may be moved from ESP to BPX at the participant’s direction.

Under BPX, participating employees may contribute up to 80 percent of their qualified pay on a pre-tax, after-tax and/or Roth 401(k) basis, subject to IRS limits. Participants who attain the age of 50 before the end of the applicable year are eligible to make additional elective deferrals (catch-up contributions), subject to IRS limits. From January 1 through June 30, 2025, a specified portion of the employee contribution, up to a maximum of 7 percent of compensation, as defined under BPX, is matched each pay period by the Company. Beginning July 1, 2025, a specified portion of the employee contribution, up to a maximum of 4 percent of compensation, as defined under BPX, is matched each pay period by the Company. Participants are permitted to rollover amounts into BPX representing distributions from other qualified plans.

The Company will contribute each pay period to the Master Trust, a nonelective employer contribution each pay period. The contribution will be allocated to the account of each participant who is an active participant during such pay period. From January 1 through June 30, 2025, the amount for investment is equal to 7 percent of such participant’s compensation during such pay period provided, however, that nonelective employer contributions made with respect to a calendar year on behalf of a participant may not exceed the IRS limitations. Beginning July 1, 2025, the amount for investment is equal to 10 percent of such participant’s compensation during such pay period provided, however, that nonelective employer contributions made with respect to a calendar year on behalf of a participant may not exceed the IRS limitations.

BPX includes an auto-enrollment provision whereby all eligible new hires and rehires are automatically enrolled in BPX unless they affirmatively elect not to participate. Automatically enrolled participants have their pre-tax deferral rate set at 7 percent of eligible compensation and their contributions invested in a target date fund nearest the employee’s retirement date (assumed to be at age 65).

A participant may convert eligible assets into Roth 401(k) accounts within BPX.

The benefit to which a participant is entitled is the benefit that can be provided by the participant’s vested account balance. Participants are immediately and fully vested in their participant contribution accounts. Full vesting in the nonelective and Company contribution accounts occurs with three years of vesting service. BPX will use forfeitures to reduce future Company contributions. During the 2025 plan year, $1,026,386 forfeitures were used to reduce Company contributions. At December 31, 2025 and 2024, forfeited non-vested accounts totaled $104,417 and $472,521 respectively.
Investment Options

Investment options offered under the Plans include target date funds, equity and fixed-income (bond) index funds, a short-term investment fund, a stable value investment option ("Income Fund") and BP American Depository Shares (“BP ADS”) (the BP Stock Fund). The Income Fund invests in fully benefit-responsive investment contracts ("Synthetic Guaranteed Investment Contracts") that simulate the performance of a Guaranteed Investment Contract, whereby participants execute plan transactions at contract value.

On July 1, 2025, the Plan allowed an optional self-directed brokerage account as part of the investment options. This allows electing participants to invest up to 100% of their account in broader open-end mutual funds with all investment risk and additional fees carried by the participants. Enrolled participants direct investments through a recordkeeper sponsored brokerage account (“Fidelity BrokerageLink”).

Participants may change the percentage they contribute and the investment direction of their contributions daily. Company contributions are made in the form of cash contributions and are invested in funds selected by participants.

Participants may elect to sell any portion of their investment fund(s) and reinvest the proceeds in one or more of the other available investment alternatives. Except where the fund provider, the recordkeeper, or the Plan has restrictions or takes discretionary action responsive to frequent trading or market timing concerns, there are no restrictions on the number of transactions a participant may authorize during the year.

Administrative Expenses/Fund Management Fees
Fees related to the administration of participant loans and overnight delivery charges are deducted from the applicable participant’s account. All reasonable and necessary administrative expenses are paid out of the Master Trust or paid by the Company. Generally, fees and expenses related to investment management of each investment option are paid out of the respective funds. As a result, the returns on those investments are net of the investment management fees. The Plans offer a managed accounts service to participants, which is an investment management service provided by Fidelity. Advisory fees related to this service are paid by participants who elect to participate.

Payment of Benefits

Participants may elect to receive in-service withdrawals subject to various restrictions as described in the applicable Plan document. Upon termination of employment, a participant may elect to receive his or her vested account balance in a lump-sum payment or in installments. A participant may also elect to defer receipt of his or her vested account balance, partially or wholly, to a later date.

Notes Receivable from Participants

Participants are eligible to borrow from their account balances in the Plans. Loans are made in the form of cash and the amount may not exceed the lesser of 50 percent of the market value of the total vested participant’s account or $50,000 less the participant’s highest loan balance outstanding during the preceding 12 months, disregarding nonelective employer contribution account and any amount subject to QDRO (Qualified Domestic Relations Order). The minimum loan amount is $1,000. Interest rates charged on unpaid balances are fixed for the duration of the loan. The interest rate charged for ESP, PSP, BPX, and AESP is determined by the Plan Administrator based on the prevailing rates charged on similar commercial loans plus 1%. The interest rate charged for DSP is determined by the Plan Administrator based on the prevailing rates charged on similar commercial loans. Repayment of loan principal and interest is generally made by payroll deductions which are credited to the participant’s account. The loan repayment period is limited to five years for a general purpose loan and 15 years for a loan used to purchase or build a principal residence.

Contribution Policy

Employee contributions are recorded when withheld. Employer matching and nonelective contributions are recorded when earned.

Plan Termination

Although it has not expressed any intention to do so, the Company has the right under the Plans to discontinue its contributions at any time and to terminate the Plans subject to the provisions set forth in ERISA. In the event of a plan termination, participants would become 100 percent vested in their accounts.

Archaea Employee Savings Plan (Plan No. 101)
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLANS	DESCRIPTION OF THE PLANS
The accompanying financial statements comprise employee savings plans sponsored by BP Corporation North America Inc. (the “Company”) that participate in the BP Master Trust for Employee Savings Plans (the “Master Trust”). The Company is an indirect wholly owned subsidiary of BP p.l.c. (“BP”).

The following description of the BP Employee Savings Plan, the BP Partnership Savings Plan, the BP DirectSave Plan, the BPX Energy Employee Savings Plan and the Archaea Employee Savings Plan (the “Plans”) provides only general information. Participants should refer to the applicable Plan document and Summary Plan Description for additional information. The Plans are subject to and comply with the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”).

The purpose of the Plans is to encourage eligible employees to regularly save part of their earnings and to assist them in accumulating additional financial security for their retirement. The Plans provide that both participant contributions and Company matching contributions be held in a trust by an independent trustee for the benefit of participating employees. All plan assets are held in the Master Trust. The trustee of the Master Trust is State Street Bank and Trust Company (“State Street”).

Fidelity Workplace Services, LLC ("Fidelity") is the recordkeeper for the Plans. The Company is the Plan sponsor and the Company’s Reward Delivery Manager, US Retirement Plans is the Plan Administrator for the Plans.

General
Archaea Employee Savings Plan

The Archaea Employee Savings Plan (“AESP”) was established on July 1, 2024. Generally, an employee associated with the Archaea sub-entity (or a participating affiliate) is eligible to participate in AESP immediately upon the date of hire. Employees who are represented by a labor organization that has bargained for and agreed to the provisions of AESP are also eligible.

Under AESP, participating employees may contribute up to 80 percent of their qualified pay on a pre-tax, after-tax and/or Roth 401(k) basis, subject to IRS limits. Participants who attain the age of 50 before the end of the applicable plan year are eligible to make additional elective deferrals (catch-up contributions), subject to IRS limits. A specified portion of the employee contribution, up to a maximum of 4 percent of compensation, is matched each pay period by the Company. Participants are also eligible for 3 percent of compensation each pay period as a non-elective contribution by the Company. Both contributions are as defined under AESP. Participants are permitted to rollover amounts into AESP representing distributions from other qualified plans.
AESP includes an auto-enrollment provision whereby all eligible new hires and rehires are automatically enrolled in AESP unless they affirmatively elect not to participate. Automatically enrolled participants have their pre-tax deferral rate set at 4 percent of eligible compensation. All contributions are invested in a target date fund nearest the employee’s retirement date (assumed to be at age 65).

Participants may convert eligible assets into Roth 401(k) accounts within AESP.

The benefit to which a participant is entitled is the benefit that can be provided by the participant’s vested account balance. Participants are immediately and fully vested in their participant contribution accounts. Full vesting in Company contribution accounts occurs with three years of vesting service. AESP will use forfeitures to reduce future Company contributions. During the 2025 plan year, $161,974 forfeitures were used to reduce Company contributions. At December 31, 2025 and 2024, forfeited non-vested accounts totaled $87,257 and $10,725 respectively.
Investment Options

Investment options offered under the Plans include target date funds, equity and fixed-income (bond) index funds, a short-term investment fund, a stable value investment option ("Income Fund") and BP American Depository Shares (“BP ADS”) (the BP Stock Fund). The Income Fund invests in fully benefit-responsive investment contracts ("Synthetic Guaranteed Investment Contracts") that simulate the performance of a Guaranteed Investment Contract, whereby participants execute plan transactions at contract value.

On July 1, 2025, the Plan allowed an optional self-directed brokerage account as part of the investment options. This allows electing participants to invest up to 100% of their account in broader open-end mutual funds with all investment risk and additional fees carried by the participants. Enrolled participants direct investments through a recordkeeper sponsored brokerage account (“Fidelity BrokerageLink”).

Participants may change the percentage they contribute and the investment direction of their contributions daily. Company contributions are made in the form of cash contributions and are invested in funds selected by participants.

Participants may elect to sell any portion of their investment fund(s) and reinvest the proceeds in one or more of the other available investment alternatives. Except where the fund provider, the recordkeeper, or the Plan has restrictions or takes discretionary action responsive to frequent trading or market timing concerns, there are no restrictions on the number of transactions a participant may authorize during the year.

Administrative Expenses/Fund Management Fees
Fees related to the administration of participant loans and overnight delivery charges are deducted from the applicable participant’s account. All reasonable and necessary administrative expenses are paid out of the Master Trust or paid by the Company. Generally, fees and expenses related to investment management of each investment option are paid out of the respective funds. As a result, the returns on those investments are net of the investment management fees. The Plans offer a managed accounts service to participants, which is an investment management service provided by Fidelity. Advisory fees related to this service are paid by participants who elect to participate.

Payment of Benefits

Participants may elect to receive in-service withdrawals subject to various restrictions as described in the applicable Plan document. Upon termination of employment, a participant may elect to receive his or her vested account balance in a lump-sum payment or in installments. A participant may also elect to defer receipt of his or her vested account balance, partially or wholly, to a later date.

Notes Receivable from Participants

Participants are eligible to borrow from their account balances in the Plans. Loans are made in the form of cash and the amount may not exceed the lesser of 50 percent of the market value of the total vested participant’s account or $50,000 less the participant’s highest loan balance outstanding during the preceding 12 months, disregarding nonelective employer contribution account and any amount subject to QDRO (Qualified Domestic Relations Order). The minimum loan amount is $1,000. Interest rates charged on unpaid balances are fixed for the duration of the loan. The interest rate charged for ESP, PSP, BPX, and AESP is determined by the Plan Administrator based on the prevailing rates charged on similar commercial loans plus 1%. The interest rate charged for DSP is determined by the Plan Administrator based on the prevailing rates charged on similar commercial loans. Repayment of loan principal and interest is generally made by payroll deductions which are credited to the participant’s account. The loan repayment period is limited to five years for a general purpose loan and 15 years for a loan used to purchase or build a principal residence.

Contribution Policy

Employee contributions are recorded when withheld. Employer matching and nonelective contributions are recorded when earned.

Plan Termination

Although it has not expressed any intention to do so, the Company has the right under the Plans to discontinue its contributions at any time and to terminate the Plans subject to the provisions set forth in ERISA. In the event of a plan termination, participants would become 100 percent vested in their accounts.